Inventories, net	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories, net

7.	Inventories, net

	As of December 31, 2024
		Allowance for
	Cost	valuation loss	Book value
Merchandise inventory	$568,871	$(13,191)	$555,680

	As of December 31, 2023
		Allowance for
	Cost	valuation loss	Book value
Merchandise inventory	$189,930	$(2,328)	$187,602

The cost of inventories recognized for the year:

	As of	As of
	December 31, 2024	December 31, 2023
Cost of goods sold	$11,921,857	$20,893,411
Loss on (reversal of) inventory valuation	11,324	(37,569)
	$11,933,181	$20,855,842

a)	Reversal of allowance for inventory valuation and obsolescence loss was recognized due to disposal of certain inventories which were previously provided with allowance for valuation loss.

b)	No inventories of the Group were pledged to others.

c)	The effects from disposal of investments resulted in the allowance for valuation loss decreases $1,245,621 in 2023.